PREFERRED STOCK	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
SENIOR PREFERRED STOCK
NOTE S - PREFERRED STOCK

Pursuant to the terms of a letter agreement between the Company and the United States Department of the Treasury (“Treasury”), the Company issued 17,123 CDCI Preferred Shares.

The Letter Agreement contains limitations on the payment of dividends on the common stock to no more than 100% of the aggregate per share dividend and distributions for the immediate prior fiscal year (dividends were declared and paid in 2011 through 2016) and on the Company’s ability to repurchase its common stock in the event of a non-payment of our dividend, and continues to subject the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (EESA), as previously disclosed by the Company. The CDCI Preferred Shares entitle the holder to an annual dividend of 2% for 8 years of the liquidation value of the shares, payable quarterly in arrears.

On May 13, 2015, The First Bancshares, Inc. (the “Company”) entered into a Letter Agreement, including Schedule A thereto (the “Letter Agreement”), with the United States Department of the Treasury (“Treasury”), pursuant to which the Company redeemed the Warrant to purchase up to 54,705 shares of the Company’s common stock, no par value per share (the “Common Stock”) issued to Treasury on February 6, 2009 under the Capital Purchase Program. In connection with this redemption, on May 13, 2015, the Company paid Treasury an aggregate redemption price of $302,410.

On December 6, 2016, the Company repurchased all 17,123 shares of its CDCI Preferred Shares at fair market value $15,925,000, which equated to a discount of 7% to par, or $1,198,000.

On October 14, 2016, the Company issued 3,563,380 shares of Series E Convertible Preferred Stock at $17.75 per share in a private placement offering and received approximately $59,744,000 in net proceeds after offering expenses of $3,506,000. The net proceeds from this private placement were used to finance the Iberville Bank acquisition and pay related expenses, to support our capital ratios in connection with the Iberville Bank acquisition and Gulf Coast Community Bank acquisition, and for general corporate purposes. See Note T – Subsequent Events. All 3,563,380 shares of the Series E Convertible Preferred Stock were converted into 3,563,380 shares of common stock on December 30, 2016, following shareholder approval. Dividends were declared and paid on the Series E Convertible Preferred Stock.